Income Taxes (Tables) - Orbitz	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign	Pre-tax income/(loss) for U.S. and non-U.S. operations consisted of the following:

Year Ended December 31,
2014
(in thousands)
U.S.	$67,093
Non-U.S.	(22,532)
Income/(loss) before income taxes	$44,561

Schedule of Components of Income Tax Expense (Benefit)
The provision/(benefit) for income taxes consisted of the following:

Year Ended December 31,
2014
(in thousands)
Current
U.S. federal and state	$272
Non-U.S.	1,775
Total current	2,047
Deferred
U.S. federal and state	22,910
Non-U.S.	2,324
Total deferred	25,234
Provision/(benefit) for income taxes	$27,281

Schedule of Deferred Tax Assets and Liabilities
Current and non-current deferred income tax assets and liabilities in various jurisdictions are composed of the following:

December 31, 2014
(in thousands)
Current deferred income tax assets/(liabilities):
Accrued liabilities and deferred income	$2,185
Provision for bad debts	314
Prepaid expenses	(2,069)
Tax sharing liability	6,295
Reserve accounts	4,283
Valuation allowance	(509)
Current net deferred income tax assets (a)	$10,499
Non-current deferred income tax assets/(liabilities):
U.S. net operating loss carryforwards	$46,431
Non-U.S. net operating loss carryforwards	93,244
Accrued liabilities and deferred income	6,995
Depreciation and amortization	66,462
Tax sharing liability	22,571
Other	8,818
Valuation allowance	(108,714)
Non-current net deferred income tax assets	$135,807

(a)	The current portion of the deferred income tax asset at December 31, 2014 is included in Other current assets in our Consolidated Balance Sheet.

Summary of Income Tax Contingencies
The table below shows the changes in the liability for unrecognized tax benefits during the year ended December 31, 2014:

Year Ended December 31,
2014
(in thousands)
Balance at January 1,	$3,569
Increase as a result of tax positions taken during the prior year	—
Decrease as a result of tax positions taken during the prior year	(209)
Impact of foreign currency translation	(12)
Balance at December 31,	$3,348